Note 11 - Borrowings (Details Textual) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Long-term Federal Reserve Bank Advances	$ 48,134,000	$ 0
Line of Credit [Member] | Federal Home Loan Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity	159,700,000
Long-term Line of Credit, Total	38,200,000	36,300,000
Line of Credit [Member] | Federal Reserve Bank of Philadelphia [Member]
Line of Credit Facility, Maximum Borrowing Capacity	613,000
Long-term Line of Credit, Total	0	$ 0
Line of Credit [Member] | Federal Reserve Bank of Philadelphia [Member] | Paycheck Protection Program Liquidity Facility (PPPLF) [Member]
Line of Credit Facility, Maximum Borrowing Capacity	93,300,000
Long-term Line of Credit, Total	$ 48,100,000